UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legato Capital Management LLC
Address: 433 California Street, 11th Floor

         San Francisco, CA 94104

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Victor L. Hymes
Title:     CEO and Chief Investment Officer
Phone:     (415) 869-6395

Signature, Place, and Date of Signing:

     /s/ Victor L. Hymes     San Francisco, CA      May 12, 2009


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-11090		      Channing Capital Management LLC
       028-12048                      Chinook Capital Management LLC
       028-12753		      Credo Capital Management, LLC
       028-12238		      InView Investment Management LLC
       028-12202                      Netols Asset Management, Inc.
       028-12426                      Nicholas Investment Partners, LP
       028-12742                      Nuveen HydePark Group, LLC
       028-04619		      OakBrook Investments LLC
       028-10589		      Piedmont Investment Advisors LLC
       028-12234		      Redwood Investments, LLC
       028-05655                      Riverbridge Partners LLC
       028-10043		      Seizert Capital Partners, LLC
       028-12115                      Signia Capital Management LLC
       028-11261                      Stephens Investment Management Group LLC
       028-06369		      Sterling Johnston Capital Management LP

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     0

Form13F Information Table Value Total:     $


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
